EQUITY INVESTMENTS - Summarized Financial Information of Equity Investments (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income
Revenues	CAD 4,913	CAD 4,336	CAD 4,337
Operating and other expenses	(2,993)	(3,068)	(3,142)
Net income	1,636	1,080	1,046
Income/(Loss) from Equity Investments	773	514	CAD 440
Balance Sheet
Current assets	2,176	1,669
Non-current assets	17,869	15,853
Current liabilities	(1,577)	(1,120)
Non-current liabilities	CAD (8,217)	CAD (5,867)